LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions, $ in Millions	1 Months Ended																	12 Months Ended
	Nov. 30, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 CAD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)
TRANSCANADA PIPELINES LIMITED | Debentures due November 2020
Debt Instrument [Line Items]
Amount	$ 250
Interest Rate	11.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2020
Debt Instrument [Line Items]
Amount		$ 1,000
Interest Rate		3.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due March 2020
Debt Instrument [Line Items]
Amount				$ 750
Interest Rate				4.60%
Amortization of debt Issue costs																		$ 8
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019
Debt Instrument [Line Items]
Amount					$ 700
Interest Rate					2.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019
Debt Instrument [Line Items]
Amount					$ 550
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due May 2019
Debt Instrument [Line Items]
Amount							$ 13
Interest Rate							9.35%	9.35%
TRANSCANADA PIPELINES LIMITED | Debentures due March 2019
Debt Instrument [Line Items]
Amount									$ 100
Interest Rate									10.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount										$ 750
Interest Rate										7.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount										$ 400
Interest Rate										3.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due August 2018
Debt Instrument [Line Items]
Amount												$ 850
Interest Rate												6.50%
TRANSCANADA PIPELINES LIMITED | Debentures due March 2018
Debt Instrument [Line Items]
Amount															$ 150
Interest Rate															9.45%	9.45%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2018, fixed interest rate
Debt Instrument [Line Items]
Amount																	$ 500
Interest Rate																	1.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2018, floating interest rate
Debt Instrument [Line Items]
Amount																	$ 250
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes due June 2020
Debt Instrument [Line Items]
Amount			$ 750
Interest Rate			3.30%
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes due June 2018
Debt Instrument [Line Items]
Amount													$ 500
Interest Rate													2.45%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes due June 2020
Debt Instrument [Line Items]
Amount			$ 100
Interest Rate			5.29%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan due May 2019
Debt Instrument [Line Items]
Amount								$ 35
TC PIPELINES, LP | Unsecured Term Loan Due June 2019
Debt Instrument [Line Items]
Amount						$ 50
TC PIPELINES, LP | Unsecured Term Loan due December 2018
Debt Instrument [Line Items]
Amount											$ 170
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due October 2020
Debt Instrument [Line Items]
Amount		$ 99
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Secured Notes due May 2018
Debt Instrument [Line Items]
Amount														$ 18
Interest Rate														5.90%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes due March 2018
Debt Instrument [Line Items]
Amount																$ 9
Interest Rate															6.73%	6.73%